Supplementary Cash Flow Information	9 Months Ended
Sep. 30, 2024
Disclosure Of Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information

22. SUPPLEMENTARY CASH FLOW INFORMATION
A) Working Capital

	September 30,	December 31,
As at	2024	2023
Total Current Assets	10,176	9,708
Total Current Liabilities	6,383	6,210
Working Capital	3,793	3,498
C) Reconciliation of Liabilities
The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

	Dividends Payable	Warrant Purchase Payable	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
As at December 31, 2022	9	—	115	8,691	2,836
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	—	(101)	—	—
Repayment of Long-Term Debt	—	—	—	(1,346)	—
Principal Repayment of Leases	—	—	—	—	(216)
Base Dividends Paid on Common Shares	(729)	—	—	—	—
Dividends Paid on Preferred Shares	(27)	—	—	—	—
Payment for Purchase of Warrants	—	(600)	—	—	—
Finance and Transaction Costs	—	(2)	—	—	—
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt	—	—	—	(84)	—
Finance and Transaction Costs	—	2	—	(15)	—
Lease Acquisitions	—	—	—	—	33
Lease Additions	—	—	—	—	45
Base Dividends Declared on Common Shares	729	—	—	—	—
Dividends Declared on Preferred Shares	27	—	—	—	—
Warrants Purchased and Cancelled	—	711	—	—	—
Exchange Rate Movements and Other	—	—	—	(22)	35
As at September 30, 2023	9	111	14	7,224	2,733

As at December 31, 2023	9	—	179	7,108	2,658
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	—	(74)	—	—
Principal Repayment of Leases	—	—	—	—	(219)
Base Dividends Paid on Common Shares	(925)	—	—	—	—
Variable Dividends Paid on Common Shares	(251)	—	—	—	—
Dividends Paid on Preferred Shares	(27)	—	—	—	—
Non-Cash Changes:
Finance and Transaction Costs	—	—	—	(13)	—
Lease Additions	—	—	—	—	104
Base Dividends Declared on Common Shares	925	—	—	—	—
Variable Dividends Declared on Common Shares	251	—	—	—	—
Dividends Declared on Preferred Shares	27	—	—	—	—
Exchange Rate Movements and Other	—	—	(4)	104	97
As at September 30, 2024	9	—	101	7,199	2,640